Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	[1]	¥ 25,153		¥ 38,524
Receivables from third-party payment agencies		16,271		42,282
Inventory		14,153		8,875
Prepaid and input VAT		11,652		23,487
Deposits	[2]	11,043		10,775
Interest receivables		6,861		2,930
Prepaid marketing expenses		4,829		34,980
Other receivables		3,678		10,525
Staff advances		1,569		416
Others		3,063		3,555
Total		¥ 98,272	$ 14,248	¥ 176,349

[1]	Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.
[2]	Represented rental deposits and deposits for search engine marketing activities which all being refundable within one year.